Customer Advances In Excess Of Costs Incurred On Contracts In Progress	12 Months Ended
Dec. 31, 2019
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Customer Advances In Excess Of Costs Incurred On Contracts In Progress	CONTRACT LIABILITIES (CUSTOMER ADVANCES)

	December 31,
	2019	2018
Contract liabilities	$786,411	$956,884
Less -
Contract liabilities presented under long-term liabilities	62,830	175,890
	$723,581	$780,994

Contract liabilities decreased by approximately $170,473 compared to the beginning balance as of January 1, 2019.

During the year ended December 31, 2019, the Company recognized approximately $613,557 of its contract liabilities at January 1, 2019 as revenue.

As for guarantees and liens, see Notes 21D, 21G and 21H.